Condensed Statement of Changes in Stockholders' Equity (Parenthetical) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2017
Offering cost from sale of stock	$ 710,572
Offering cost from private placement		$ 2,500
Net withheld for employee taxes	45,459
IPO [Member]
Offering cost from sale of stock		1,061,157
Over-allotment Option [Member]
Offering cost from sale of stock		$ 1,115,294